Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 118,888	$ 26,310	$ 30,209
Interest-bearing deposits with banks	39,013	38,345
Securities	275,814	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	313,015	306,961
Loans, net of allowance for loan losses	660,992	618,856
Other assets	58,921	49,073
Total assets	1,624,548	1,428,935
Liabilities and shareholders' equity
Deposits	1,011,885	886,005
Other liabilities	69,831	58,137
Subordinated debentures	9,867	9,815
Shareholders' equity	86,767	83,625	79,861
Total liabilities and equity	1,624,548	1,428,935
Parent [member]
Assets
Cash and due from banks	109,397	14,264	$ 16,398
Interest-bearing deposits with banks	21,603	22,279
Securities	146,524	118,716
Investments in bank subsidiaries and associated corporations	41,029	37,234
Investments in other subsidiaries and associated corporations	76,358	73,785
Assets purchased under reverse repurchase agreements and securities borrowed	134,037	123,755
Loans, net of allowance for loan losses	554,173	526,078
Other assets	171,622	152,422
Total assets	1,254,743	1,068,533
Liabilities and shareholders' equity
Deposits	782,637	681,509
Net balances due to bank subsidiaries	42,157	2,678
Net balances due to other subsidiaries	36,421	36,594
Other liabilities	297,261	254,678
Total other liabilities	1,158,476	975,459
Subordinated debentures	9,603	9,551
Shareholders' equity	86,664	83,523
Total liabilities and equity	$ 1,254,743	$ 1,068,533